Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR DoubleLine Total Return Tactical ETF
(the “Fund”)
Supplement dated March 1, 2024 to the Prospectus and Summary Prospectus,
each dated October 31, 2023, as may be supplemented from time to time
Effective on or about April 1, 2024 (the “Effective Date”), changes will be made to the Fund’s principal investment strategy to reflect the Fund’s ability to invest in futures contracts and to clarify the types of TBA Transactions the Fund engages in. Accordingly, as of the Effective Date:
1.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 35 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
Under normal circumstances, DoubleLine Capital LP (the “Sub‑Adviser” or “DoubleLine”) will invest at least 80% of the Fund’s net assets in a portfolio of fixed income securities of any credit quality. Fixed income securities in which the Fund principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; agency and non‑agency residential mortgage-backed securities (“RMBS”); agency and non‑agency commercial mortgage-backed securities (“CMBS”); agency and non‑agency asset-backed securities (“ABS”); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments including emerging markets; bank loans (primarily senior loans, including loan participations or assignments whose loan syndication exceeds $300 million); municipal bonds; and other securities (such as perpetual bonds) bearing fixed interest rates of any maturity.
The Fund may also invest in collateralized loan obligations, floating rate securities (including floating rate loans), variable rate securities, Rule 144A securities, and repurchase agreements and may enter into reverse repurchase agreements. The Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies).
The Fund intends to invest at least 20% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities. The Fund may invest a substantial portion of its assets in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to‑be‑announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined prior to settlement date. The Fund may settle a TBA Transaction on the settlement date by paying for and accepting actual receipt or delivery of the pools. The Fund may also sell its obligation to purchase the pools prior to the settlement date and enter into a new TBA Transaction for future delivery of pools of mortgage pass-through securities, sometimes referred to as a “TBA roll.”
The Fund may invest up to 25% of its net assets in corporate high yield securities (commonly known as “junk” bonds). Under normal circumstances, the combined total of corporate, sovereign, non‑agency and all other debt rated below investment-grade will not exceed 40% of the Fund’s net assets. The Sub‑Adviser strives to allocate below investment-grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment-grade securities are instruments that are rated BB+ or lower by S&P or Fitch Inc. or Ba1 or lower by Moody’s or equivalent ratings by another registered NRSRO, or, if unrated by an NRSRO, of comparable quality in the opinion of the Sub‑Adviser.
The Fund may invest up to 15% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its net assets in securities and instruments that are economically tied to emerging market countries. The Fund generally considers an issuer to be economically tied to an emerging market country if: (i) the issuer is organized under the laws of an emerging country; (ii) the issuer’s securities are traded principally in an emerging country; or (iii) during the issuer’s most recent fiscal year it derived at least 50% of its revenues, earnings before interest, taxes, depreciation, and amortization, or profits from goods produced or sold by, investments made in, or services performed in emerging countries, or it had at least 50% of its assets in emerging countries.
The Sub‑Adviser monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub‑Adviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than 1 year and no more than 8 years. The duration of the portfolio may vary materially from its target, from time to time. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may use futures, including U.S. Treasury futures, to manage the Fund’s duration and yield curve exposure.
The Sub‑Adviser actively manages the Fund’s asset class exposure using a top‑down approach based on analysis of sector fundamentals and rotates Fund assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom‑up approach. Under normal circumstances, the Sub‑Adviser uses a controlled risk approach in managing the Fund’s investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:
•	Security selection within a given sector;
•	Relative performance of the various market sectors;
•	The shape of the yield curve; and
•	Fluctuations in the overall level of interest rates.
2.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 36 of the Prospectus and page 2 of the Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

SPDR DoubleLine Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR DoubleLine Total Return Tactical ETF
(the “Fund”)
Supplement dated March 1, 2024 to the Prospectus and Summary Prospectus,
each dated October 31, 2023, as may be supplemented from time to time
Effective on or about April 1, 2024 (the “Effective Date”), changes will be made to the Fund’s principal investment strategy to reflect the Fund’s ability to invest in futures contracts and to clarify the types of TBA Transactions the Fund engages in. Accordingly, as of the Effective Date:
1.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 35 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
Under normal circumstances, DoubleLine Capital LP (the “Sub‑Adviser” or “DoubleLine”) will invest at least 80% of the Fund’s net assets in a portfolio of fixed income securities of any credit quality. Fixed income securities in which the Fund principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; agency and non‑agency residential mortgage-backed securities (“RMBS”); agency and non‑agency commercial mortgage-backed securities (“CMBS”); agency and non‑agency asset-backed securities (“ABS”); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments including emerging markets; bank loans (primarily senior loans, including loan participations or assignments whose loan syndication exceeds $300 million); municipal bonds; and other securities (such as perpetual bonds) bearing fixed interest rates of any maturity.
The Fund may also invest in collateralized loan obligations, floating rate securities (including floating rate loans), variable rate securities, Rule 144A securities, and repurchase agreements and may enter into reverse repurchase agreements. The Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies).
The Fund intends to invest at least 20% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities. The Fund may invest a substantial portion of its assets in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to‑be‑announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined prior to settlement date. The Fund may settle a TBA Transaction on the settlement date by paying for and accepting actual receipt or delivery of the pools. The Fund may also sell its obligation to purchase the pools prior to the settlement date and enter into a new TBA Transaction for future delivery of pools of mortgage pass-through securities, sometimes referred to as a “TBA roll.”
The Fund may invest up to 25% of its net assets in corporate high yield securities (commonly known as “junk” bonds). Under normal circumstances, the combined total of corporate, sovereign, non‑agency and all other debt rated below investment-grade will not exceed 40% of the Fund’s net assets. The Sub‑Adviser strives to allocate below investment-grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment-grade securities are instruments that are rated BB+ or lower by S&P or Fitch Inc. or Ba1 or lower by Moody’s or equivalent ratings by another registered NRSRO, or, if unrated by an NRSRO, of comparable quality in the opinion of the Sub‑Adviser.
The Fund may invest up to 15% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its net assets in securities and instruments that are economically tied to emerging market countries. The Fund generally considers an issuer to be economically tied to an emerging market country if: (i) the issuer is organized under the laws of an emerging country; (ii) the issuer’s securities are traded principally in an emerging country; or (iii) during the issuer’s most recent fiscal year it derived at least 50% of its revenues, earnings before interest, taxes, depreciation, and amortization, or profits from goods produced or sold by, investments made in, or services performed in emerging countries, or it had at least 50% of its assets in emerging countries.
The Sub‑Adviser monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub‑Adviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than 1 year and no more than 8 years. The duration of the portfolio may vary materially from its target, from time to time. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may use futures, including U.S. Treasury futures, to manage the Fund’s duration and yield curve exposure.
The Sub‑Adviser actively manages the Fund’s asset class exposure using a top‑down approach based on analysis of sector fundamentals and rotates Fund assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom‑up approach. Under normal circumstances, the Sub‑Adviser uses a controlled risk approach in managing the Fund’s investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:
•	Security selection within a given sector;
•	Relative performance of the various market sectors;
•	The shape of the yield curve; and
•	Fluctuations in the overall level of interest rates.
2.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 36 of the Prospectus and page 2 of the Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.